Property, Plant and Equipment - Schedule of Property Plant and Equipment (Details) (10-K) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property plant and equipment, gross		$ 2,002	$ 1,720
Less - accumulated depreciation and amortization		(1,455)	(1,299)
Net carrying amount	$ 415	547	421
Computer Equipment [Member]
Property plant and equipment, gross		287	241
Office Furniture and Equipment [Member]
Property plant and equipment, gross		95	73
Machinery and Equipment [Member]
Property plant and equipment, gross		1,414	1,262
Leasehold Improvements [Member]
Property plant and equipment, gross		$ 206	$ 144